WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.5%
	AUSTRIA — 2.0%
260	Mayr Melnhof Karton A.G.	$51,685
	BELGIUM — 5.1%
1,070	D'ieteren S.A.	84,365
650	KBC Group N.V.*	45,329
		129,694
	CANADA — 8.4%
1,920	Brookfield Asset Management, Inc. - Class A	74,573
2,375	CAE, Inc.	53,556
575	CGI, Inc.*	46,029
880	Open Text Corp.	39,415
		213,573
	CHINA — 4.8%
200	Alibaba Group Holding Ltd. - ADR*	50,766
310	Baidu, Inc. - ADR*	72,856
		123,622
	FRANCE — 1.9%
260	Pernod Ricard S.A.	49,002
	GERMANY — 10.4%
270	Hannover Rueck S.E.	41,841
590	KION Group A.G.	50,943
475	Merck KGaA	79,171
240	MTU Aero Engines A.G.	55,690
195	Volkswagen A.G.	36,866
		264,511
	HONG KONG — 5.0%
4,370	AIA Group Ltd.	52,688
4,940	Techtronic Industries Co., Ltd.	73,795
		126,483
	INDONESIA — 1.4%
124,000	Bank Rakyat Indonesia Persero Tbk P.T.	36,762
	IRELAND — 3.8%
395	Medtronic PLC	43,975
360	Trane Technologies PLC	51,606
		95,581

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 3.2%
9,400	Israel Discount Bank Ltd. - Class A	$36,314
170	Nice Ltd. - ADR*	44,418
		80,732
	JAPAN — 19.7%
1,100	Bandai Namco Holdings, Inc.	93,798
900	FUJIFILM Holdings Corp.	51,554
2,400	Olympus Corp.	43,394
500	Secom Co., Ltd.	45,304
960	Sony Corp. - ADR	91,882
1,200	Square Enix Holdings Co., Ltd.	69,004
170	Tokyo Electron Ltd.	64,643
800	TOTO Ltd.	44,309
		503,888
	MEXICO — 3.1%
715	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	33,340
9,050	Grupo Financiero Banorte S.A.B. de C.V. - Class O*	44,842
		78,182
	NETHERLANDS — 4.5%
380	Koninklijke DSM N.V.	66,431
900	Koninklijke Philips N.V.*	48,861
		115,292
	NORWAY — 1.4%
1,600	Mowi A.S.A.	35,500
	RUSSIA — 2.8%
5,300	Sberbank of Russia PJSC - ADR	72,515
	SPAIN — 1.0%
1,455	Grifols S.A. - ADR	25,724
	SWEDEN — 5.1%
885	Atlas Copco A.B. - A Shares	48,014
3,160	Getinge A.B. - B Shares	81,510
		129,524
	SWITZERLAND — 4.8%
300	Chubb Ltd.	43,701
125	Roche Holding A.G.	43,137

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
305	TE Connectivity Ltd.	$36,722
		123,560
	TAIWAN — 2.1%
450	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	54,684
	THAILAND — 1.0%
21,000	PTT PCL	26,345
	UNITED KINGDOM — 6.5%
2,320	RELX PLC - ADR	57,582
1,360	Smith & Nephew PLC - ADR	57,474
830	Wizz Air Holdings PLC*,1	49,522
		164,578
	UNITED STATES — 3.5%
370	Helen of Troy Ltd.*	90,373
	TOTAL COMMON STOCKS
	(Cost $2,386,790)	2,591,810
	RIGHTS — 0.0%
	THAILAND — 0.0%
	PTT PCL[2,3]	—
	TOTAL RIGHTS
	(Cost $—)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 2.2%
$56,734	UMB Money Market II Special, 0.01%[4]	56,734
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $56,734)	56,734
	TOTAL INVESTMENTS — 103.7%
	(Cost $2,443,524)	2,648,544
	Liabilities in Excess of Other Assets — (3.7)%	(95,241)
	TOTAL NET ASSETS — 100.0%	$2,553,303

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $49,522, which represents 1.94% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	Preliminary rights, no expiration date.
[4]	The rate is the annualized seven-day yield at period end.